Other (expenses) income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$ 1,076,605	$ 866,027	$ 1,203,836
Bargain purchase gain of domestic business acquisition (note 4)	0	90,889	0
Total other income	1,076,605	956,916	1,203,836
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(910,366)	(825,415)	(944,848)
Other	(489,018)	(494,028)	(263,722)
Total other expenses	(1,399,384)	(1,319,443)	(1,208,570)
Total other (expenses) income, net	$ (322,779)	$ (362,527)	$ (4,734)